NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended
	Mar. 18, 2024	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument periodic payment		$ 24,000
Notes payable,current		267,081
Short-term financing		$ 260,000
Interest rate		6.70%
2024 Toyota Corolla [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount	$ 33,620
Bears fixed interest rate	5.99%
Debt instrument periodic payment	$ 467
Notes payable		$ 25,868	0
Notes payable,current		4,189
Twenty Twenty Four D N O Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable		262,892
Notes payable,current		$ 262,892	$ 0